Leases - Supplemental Balance Sheet Information (Details)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term – operating leases	9 years 3 months 7 days	8 years 6 months 7 days	10 years 1 month 28 days
Weighted-average discount rate – operating leases	6.71%	6.54%	5.86%